INCOME TAXES (Details) (CNY)	12 Months Ended			63 Months Ended	3 Months Ended	27 Months Ended	36 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	15 Months Ended	36 Months Ended	12 Months Ended	21 Months Ended	3 Months Ended	15 Months Ended	36 Months Ended	12 Months Ended	21 Months Ended	3 Months Ended	15 Months Ended	36 Months Ended	12 Months Ended	21 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 PRC	Mar. 31, 2011 PRC ATA Testing	Mar. 31, 2013 PRC ATA Testing	Dec. 31, 2010 PRC ATA Testing	Dec. 31, 2013 PRC ATA Testing Future	Dec. 31, 2014 PRC ATA Testing Future	Mar. 31, 2012 PRC ATA Learning	Mar. 31, 2013 PRC ATA Learning	Dec. 31, 2011 PRC ATA Learning	Dec. 31, 2015 PRC ATA Learning Future	Dec. 31, 2014 PRC ATA Learning Future	Mar. 31, 2012 PRC ATA Online	Mar. 31, 2013 PRC ATA Online	Dec. 31, 2011 PRC ATA Online	Dec. 31, 2015 PRC ATA Online Future	Dec. 31, 2014 PRC ATA Online Future	Mar. 31, 2012 PRC Beijing JDX	Mar. 31, 2013 PRC Beijing JDX	Dec. 31, 2011 PRC Beijing JDX	Dec. 31, 2015 PRC Beijing JDX Future	Dec. 31, 2014 PRC Beijing JDX Future
Income Taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%				25.00%	25.00%			25.00%		25.00%			25.00%		25.00%			25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)				15.00%		15.00%	15.00%	15.00%			15.00%	15.00%		15.00%		15.00%	15.00%		15.00%		15.00%	15.00%		15.00%
Withholding tax rate for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC (as a percent)				10.00%
Undistributed earnings generated by the PRC consolidated entities	142,455,116
Unrecognized deferred income tax liability related to undistributed earnings	14,245,512